UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number       811-09571
Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Senior Income Fund (NSL)
April 30, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 112.5% (83.0% of Total Investments) (4)

	Aerospace & Defense – 2.3% (1.7% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	5.280%	7/31/14	B	$580,931
553	DAE Aviation Holdings, Inc., Term Loan B2	5.280%	7/31/14	B	559,631
225	Hawker Beechcraft, LLC, LC Facility	2.307%	3/26/14	CCC+	198,540
3,636	Hawker Beechcraft, LLC, Term Loan	2.238%	3/26/14	CCC+	3,210,662
637	Transdigm, Inc., Term Loan	4.000%	6/30/17	Ba2	644,510

5,625	Total Aerospace & Defense				5,194,274

	Airlines – 1.0% (0.7% of Total Investments)

2,000	Delta Air Lines, Inc., Revolving Loan, Delayed Draw	0.750%	3/28/13	Ba2	(68,125)
2,502	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB-	2,445,091

4,502	Total Airlines				2,376,966

	Auto Components – 1.9% (1.4% of Total Investments)

3,032	Federal-Mogul Corporation, Tranche B, Term Loan	2.173%	12/29/14	Ba3	2,962,841
1,548	Federal-Mogul Corporation, Tranche C, Term Loan	2.151%	12/28/15	Ba3	1,512,063

4,580	Total Auto Components				4,474,904

	Biotechnology – 0.8% (0.6% of Total Investments)

1,800	Grifols, Term Loan, WI/DD	0.000%	11/01/16	BB	1,819,958

	Building Products – 2.1% (1.5% of Total Investments)

2,000	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	2,075,834
2,653	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	2,680,687

4,653	Total Building Products				4,756,521

	Capital Markets – 0.4% (0.3% of Total Investments)

295	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B+	297,530
703	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	709,072

998	Total Capital Markets				1,006,602

	Chemicals – 2.6% (1.9% of Total Investments)

831	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	B1	862,153
832	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	B1	862,705
708	Styron S.a.r.l. Corporation,Term Loan	6.000%	8/02/17	B+	716,411
3,491	Univar, Inc., Term Loan	5.000%	6/30/17	B	3,522,109

5,862	Total Chemicals				5,963,378

	Commercial Banks – 0.4% (0.3% of Total Investments)

798	Fifth Third Processing Solutions LLC, Term Loan	5.500%	11/03/16	BB-	806,279

	Commercial Services & Supplies – 0.6% (0.5% of Total Investments)

133	ServiceMaster Company, Delayed Term Loan	2.720%	7/24/14	B+	131,167
1,336	ServiceMaster Company, Term Loan	2.763%	7/24/14	B+	1,317,137

1,469	Total Commercial Services & Supplies				1,448,304

	Communications Equipment – 4.6% (3.4% of Total Investments)

250	CommScope Inc., Term Loan	5.000%	1/14/18	BB	252,864
3,033	Intelsat, Term Loan	5.250%	4/02/18	BB-	3,067,221
3,126	Avaya, Inc., Term Loan B3	4.811%	10/26/17	B1	3,032,835
3,278	Avaya, Inc., Term Loan	3.061%	10/27/14	B1	3,211,536
965	Telcordia Technologies, Inc., New Term Loan	6.750%	4/30/16	B+	967,971

10,652	Total Communications Equipment				10,532,427

	Diversified Consumer Services – 2.3% (1.7% of Total Investments)

1,159	Cengage Learning Acquisitions, Inc., Term Loan	2.460%	7/03/14	B+	1,117,917
2,993	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/17/17	B+	3,011,814
1,197	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	1,223,433

5,349	Total Diversified Consumer Services				5,353,164

	Diversified Financial Services – 2.6% (1.9% of Total Investments)

1,243	CIT Group, Inc., Tranche 3, Term Loan	6.250%	8/11/15	BB	1,263,875
1,723	FoxCo Acquisition Sub LLC, Term Loan	4.768%	7/14/15	B+	1,731,143
1,000	Nexeo Solutions LLC, Term Loan	5.000%	2/16/17	B1	1,006,667
2,067	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	2,088,932

6,033	Total Diversified Financial Services				6,090,617

	Diversified Telecommunication Services – 2.2% (1.6% of Total Investments)

2,000	Intelsat, Unsecured Term Loan	2.776%	2/01/14	B	1,961,562
2,267	Level 3 Financing, Inc., Term Loan	2.533%	3/13/14	B+	2,237,447
994	WideOpenWest Finance LLC, Term Loan, First Lien	2.721%	6/30/14	B1	962,258

5,261	Total Diversified Telecommunication Services				5,161,267

	Electric Utilities – 0.1% (0.1% of Total Investments)

355	TXU Corporation, 2014 Term Loan	3.736%	10/10/14	B2	307,130

	Electronic Equipment & Instruments – 0.9% (0.6% of Total Investments)

2,000	NDS Group, Ltd., Term Loan	4.000%	3/12/18	Ba2	2,008,750

	Food & Staples Retailing – 2.6% (1.9% of Total Investments)

6,161	U.S. Foodservice, Inc., Term Loan	2.710%	7/03/14	B2	5,973,826

	Food Products – 2.8% (2.1% of Total Investments)

72	Darling International, Inc., Term Loan	5.000%	12/17/16	BBB-	72,630
1,400	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	1,407,762
1,000	Great Atlantic and Pacific Tea Company, Inc., Term Loan	8.750%	6/14/12	BB-	1,016,225
1,802	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	1,819,916
1,990	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	2,007,826
222	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	224,941

6,486	Total Food Products				6,549,300

	Health Care Equipment & Supplies – 1.1% (0.8% of Total Investments)

235	Fenwal, Inc., Delayed Term Loan	2.561%	2/28/14	B	222,152
747	Fenwal, Inc., Term Loan	2.561%	2/28/14	B	705,108
811	Symbion, Inc., Term Loan A	3.461%	8/23/13	B1	786,670
921	Symbion, Inc., Term Loan B	3.461%	8/25/14	B1	893,370

2,714	Total Health Care Equipment & Supplies				2,607,300

	Health Care Providers & Services – 14.5% (10.7% of Total Investments)

1,485	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,493,662
122	Community Health Systems, Inc., Extended Term Loan	3.811%	1/25/17	BB	120,458
1,500	Emergency Medical Services, Term Loan, WI/DD	5.250%	4/27/18	B+	1,511,062
1,296	Gentiva Health Services, Inc., Term Loan B	4.750%	8/17/16	Ba2	1,312,295
5,000	Golden Living, Term Loan, WI/DD	5.000%	4/28/18	B1	4,917,190
1,133	Healthspring, Term Loan	6.000%	10/21/16	Ba3	1,136,260
2,201	IASIS Healthcare LLC, PIK Term Loan	5.554%	6/16/14	CCC+	2,224,640
1,833	Kindred Healthcare, Term Loan, WI/DD	6.500%	3/28/18	Ba3	1,830,469
4,009	LifeCare, Term Loan	8.063%	2/01/16	Ba2	4,058,662
923	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	929,077
1,500	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	1,485,000
1,531	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	1,540,760
449	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	454,346
4,707	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	4,697,038
1,486	Sun Healthcare Group, Inc., Term Loan	7.500%	10/18/16	Ba2	1,488,080
2,762	Universal Health Services, Inc., Term Loan B	4.000%	11/15/16	BB+	2,780,277
1,562	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	1,570,077

33,499	Total Health Care Providers & Services				33,549,353

	Hotels, Restaurants & Leisure – 12.3% (9.1% of Total Investments)

1,985	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	1,982,088
500	Ameristar Casinos, Inc., Term Loan B	4.000%	4/16/18	BB+	505,223
2,693	Burger King Corporation, Tranche B	4.500%	10/19/16	BB-	2,695,165
1,400	Caesars Octavius LLC, Term Loan, WI/DD	9.250%	4/25/17	B	1,404,364
3,573	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	3,626,734
1,000	Harrah’s Operating Company, Inc., Term Loan B1	3.274%	1/28/15	B	939,650
1,000	Harrah’s Operating Company, Inc., Term Loan B2	3.255%	1/28/15	B	939,167
987	Harrah’s Operating Company, Inc., Term Loan B3	3.274%	1/28/15	B	927,861
1,619	Herbst Gaming, LLC, Term Loan	10.000%	12/31/15	B+	1,687,135
1,786	Orbitz Worldwide, Inc., Term Loan	3.253%	7/25/14	B+	1,700,922
404	OSI Restaurant Partners LLC, Revolver	0.099%	6/14/13	B+	397,145
3,798	OSI Restaurant Partners LLC, Term Loan	2.500%	6/14/14	B+	3,731,865
1,000	QCE LLC, Term Loan	5.961%	11/05/13	N/R	802,500
707	Reynolds Group Holdings, Inc., US Term Loan	4.250%	2/09/18	BB	712,248
1,029	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	1,037,820
1,100	Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.250%	6/30/16	BB	1,110,771
963	Travelport LLC, Delayed Term Loan	4.744%	8/21/15	Ba3	944,678
213	Travelport LLC, Letter of Credit	4.807%	8/21/15	Ba3	209,113
660	Travelport LLC, Term Loan	4.744%	8/21/15	Ba3	647,467
504	Venetian Casino Resort LLC, Delayed Term Loan	3.000%	11/23/16	BB-	496,575
1,982	Venetian Casino Resort LLC, Tranche B, Term Loan	3.000%	11/23/16	BB-	1,952,120

28,903	Total Hotels, Restaurants & Leisure				28,450,611

	Household Products – 2.5% (1.9% of Total Investments)

2,828	Spectrum Brands, Inc., Term Loan	5.010%	6/17/16	B2	2,864,026
2,993	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	3,010,814

5,821	Total Household Products				5,874,840

	Industrial Conglomerates – 0.8% (0.6% of Total Investments)

995	Evertec, Inc., Term Loan	5.500%	9/30/16	BB-	1,002,462
800	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	802,000

1,795	Total Industrial Conglomerates				1,804,462

	Internet Software & Services – 1.4% (1.1% of Total Investments)

1,447	Open Solutions, Inc., Term Loan B	2.395%	1/23/14	BB-	1,297,094
1,957	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB	1,991,016

3,404	Total Internet Software & Services				3,288,110

	IT Services – 6.3% (4.6% of Total Investments)

82	First Data Corporation, Term Loan B1	2.963%	9/24/14	B+	78,427
122	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	3.970%	7/28/12	B+	121,039
541	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	5.970%	7/28/15	B+	530,113
1,000	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	1,002,500
3,633	First Data Corporation, Extended Term Loan	4.213%	3/24/18	B+	3,452,738
124	First Data Corporation, Term Loan B2	2.963%	9/24/14	B+	117,659
181	First Data Corporation, Term Loan B3	2.963%	9/24/14	B+	171,795
1,073	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	8.200%	9/02/14	N/R	892,358
2,365	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw, DD1	6.461%	3/02/14	CCC+	2,163,975
259	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	3.970%	7/28/12	B+	256,803
4,085	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien, DD1	6.461%	3/02/14	CCC+	3,756,925
1,030	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	5.970%	7/28/15	B+	1,024,195
898	Syniverse Holdings, Inc., Term Loan	5.250%	12/21/17	BB-	908,036

15,393	Total IT Services				14,476,563

	Leisure Equipment & Products – 2.9% (2.1% of Total Investments)

2,012	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB-	2,027,913
3,229	Bombardier Recreational Products, Inc., Term Loan	2.786%	6/28/13	B-	3,208,582
1,444	Cedar Fair LP, Term Loan	4.000%	12/15/17	Ba2	1,459,665

6,685	Total Leisure Equipment & Products				6,696,160

	Media – 9.9% (7.3% of Total Investments)

1,508	Carmike Cinemas, Inc., Term Loan	5.500%	1/27/16	B1	1,519,360
1,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.711%	3/06/14	BB+	989,063
956	Emmis Operating Company, Term Loan	4.308%	11/01/13	Caa2	892,975
1,470	Gray Television, Inc., Term Loan B	3.750%	12/31/14	B	1,463,522
2,602	Interactive Data Corporation, Term Loan B	4.750%	2/11/18	Ba3	2,623,007
694	Miramax Film, LLC, Term Loan	7.750%	7/01/16	Ba2	702,519
2,950	Spanish Broadcasting System, Inc., Term Loan B	2.060%	6/11/12	B-	2,879,326
1,022	SuperMedia, Term Loan	11.000%	12/31/15	B-	689,261
7,910	Tribune Company, Term Loan B, (5)	0.000%	6/04/14	Ca	5,522,697
4,890	Univision Communications, Inc., Term Loan	4.461%	3/31/17	B	4,791,189
1,876	Yell Group PLC, Term Loan	3.961%	7/31/14	N/R	757,707

26,878	Total Media				22,830,626

	Metals & Mining – 1.9% (1.4% of Total Investments)

1,500	Fairmount Minerals, Ltd., Tranche B, Term Loan	5.250%	3/15/17	BB-	1,510,078
1,496	Novelis, Inc., Term Loan	4.000%	3/10/17	BB-	1,513,551
1,333	Walter Energy, Term Loan	4.000%	4/02/18	BB-	1,346,584

4,329	Total Metals & Mining				4,370,213

	Multiline Retail – 1.1% (0.8% of Total Investments)

2,490	Neiman Marcus Group, Inc., Term Loan	4.310%	4/06/16	BB-	2,498,331

	Oil, Gas & Consumable Fuels – 2.0% (1.5% of Total Investments)

332	Alon USA Energy, Inc., Edgington Facility	2.561%	8/05/13	B+	295,562
2,657	Alon USA Energy, Inc., Paramount Facility	2.527%	8/05/13	B+	2,364,411
842	Big West Oil LLC, Term Loan	7.000%	3/31/16	B2	854,737
1,133	Western Refining, Inc., Term Loan	7.500%	3/15/17	B	1,150,029

4,964	Total Oil, Gas & Consumable Fuels				4,664,739

	Paper & Forest Products – 2.8% (2.1% of Total Investments)

2,824	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	N/R	2,923,307
3,667	Wilton Products, Term Loan	3.570%	8/01/14	N/R	3,520,098

6,491	Total Paper & Forest Products				6,443,405

	Personal Products – 1.7% (1.2% of Total Investments)

1,866	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	1,882,038
1,980	Revlon Consumer Products Corporation, Term Loan	6.000%	3/11/15	BB-	1,993,767

3,846	Total Personal Products				3,875,805

	Pharmaceuticals – 1.3% (1.0% of Total Investments)

1,117	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	1,122,960
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	4.941%	5/03/13	Ca	113,334
1,894	Graceway Pharmaceuticals LLC, Term Loan, (5)	4.961%	5/03/12	Caa2	1,145,638
287	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	289,512
143	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	144,756
197	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	199,040

5,638	Total Pharmaceuticals				3,015,240

	Professional Services – 1.0% (0.8% of Total Investments)

1,820	U.S. Investigations Services, Inc., Term Loan	7.750%	2/21/15	B+	1,834,367
629	Vertrue Inc., Term Loan	5.310%	8/16/14	B1	565,941

2,449	Total Professional Services				2,400,308

	Real Estate Investment Trust – 1.2% (0.9% of Total Investments)

2,859	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	B1	2,842,432

	Real Estate Management & Development – 3.6% (2.6% of Total Investments)

3,972	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	3,962,004
1,750	LNR Property Corporation, Term Loan, WI/DD	4.750%	4/26/16	Ba2	1,763,125
2,722	Realogy Corporation, Delayed Term Loan	4.562%	10/10/16	B1	2,563,149

8,444	Total Real Estate Management & Development				8,288,278

	Road & Rail – 1.9% (1.4% of Total Investments)

388	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	Ba1	390,374
3,891	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	3,940,786

4,279	Total Road & Rail				4,331,160

	Semiconductors & Equipment – 2.7% (2.0% of Total Investments)

1,189	Freescale Semiconductor, Inc., Term Loan	4.493%	12/01/16	B1	1,190,746
1,796	Microsemi Corporation, Term Loan	4.000%	11/02/17	BB+	1,808,966
2,000	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B-	2,023,750
1,113	Spansion LLC, Term Loan	6.250%	2/09/15	BB-	1,122,543

6,098	Total Semiconductors & Equipment				6,146,005

	Software – 2.2% (1.6% of Total Investments)

695	Dealer Computer Services, Inc., Term Loan	3.750%	4/21/18	BB+	701,883
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.557%	6/01/15	CCC	1,955,000
1,359	IPC Systems, Inc., Term Loan	2.517%	6/02/14	B1	1,341,838
998	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	1,004,670

5,052	Total Software				5,003,391

	Specialty Retail – 4.5% (3.3% of Total Investments)

1,995	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	1,995,555
412	Claire’s Stores, Inc., Term Loan B	3.051%	5/29/14	B	391,748
748	Gymboree Corporation, Term Loan	5.000%	2/23/18	B+	751,086
1,500	J Crew Group, Term Loan	4.750%	3/07/18	B1	1,499,192
2,750	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	2,753,438
1,405	Michaels Stores, Inc., Term Loan B1	2.584%	10/31/13	B+	1,395,096
1,439	Toys “R” Us — Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	1,452,337

10,249	Total Specialty Retail				10,238,452

	Wireless Telecommunication Services – 2.7% (2.0% of Total Investments)

1,938	Asurion Corporation, Term Loan	3.248%	7/03/14	B+	1,932,451
4,820	Clear Channel Communications, Inc., Tranche B, Term Loan	3.861%	11/13/15	CCC+	4,302,966

6,758	Total Wireless Telecommunication Services				6,235,417

$271,622	Total Variable Rate Senior Loan Interests (cost $259,245,482)				259,754,868

Shares	Description (1)				Value

	Common Stocks – 4.6% (3.4% of Total Investments)

	Building Products – 1.4% (1.1% of Total Investments)

88,501	Masonite Worldwide Holdings, (6),(7)				$3,363,038

	Hotels, Restaurants & Leisure – 0.7% (0.5% of Total Investments)

40,968	BLB Worldwide Holdings Inc., DDI,(7)				430,164
92,505	Herbst Gaming Inc.,(7)				1,110,068

	Total Hotels, Restaurants & Leisure				1,540,232

	Media – 2.5% (1.8% of Total Investments)

85,405	Citadel Broadcasting Corporation, (6)				2,911,457
51,773	Metro-Goldwyn-Mayer,(7)				1,169,205
5,339	Philadelphia Newspapers LLC,(7)				544,578
33,484	Readers Digest Association Inc., (6),(7)				1,096,600

	Total Media				5,721,840

	Total Common Stocks (cost $12,324,001)				10,625,110

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 0.6% (0.4% of Total Investments)

	Communications Equipment – 0.6% (0.4% of Total Investments)

$1,500	Nortel Networks Corporation, (5)	1.750%	4/15/12	N/R	$1,305,000

$1,500	Total Convertible Bonds (cost $1,217,500)				1,305,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 7.9% (5.9% of Total Investments)

	Biotechnology – 0.8% (0.6% of Total Investments)

$2,000	Angiotech Pharmaceuticals, Inc.	4.060%	12/01/13	N/R	$1,785,000

	Construction Materials – 0.4% (0.3% of Total Investments)

1,000	Headwaters Inc., 144A	7.625%	4/01/19	B+	1,017,500

	Health Care Equipment & Supplies – 0.5% (0.4% of Total Investments)

1,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	1,080,000

	Health Care Providers & Services – 0.4% (0.3% of Total Investments)

1,000	Select Medical Corporation	6.211%	9/15/15	CCC+	977,500

	IT Services – 1.3% (1.0% of Total Investments)

3,000	First Data Corporation, 144A	7.375%	6/15/19	B+	3,056,250

	Machinery – 0.9% (0.6% of Total Investments)

2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	2,002,500

	Media – 1.4% (1.1% of Total Investments)

1,000	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	972,500
3,200	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	2,312,000

4,200	Total Media				3,284,500

	Multiline Retail – 0.7% (0.5% of Total Investments)

1,500	Spectrum Brands Inc., 144A	9.500%	6/15/18	B1	1,676,250

	Oil, Gas & Consumable Fuels – 0.5% (0.4% of Total Investments)

1,100	Western Refining Inc., 144A	10.750%	6/15/14	B	1,188,000

	Paper & Forest Products – 0.6% (0.4% of Total Investments)

500	Catalyst Paper Co.	7.375%	3/1/14	Caa2	347,500
1,000	Verso Paper Holdings LLC	4.023%	8/01/14	B	970,000

1,500	Total Paper & Forest Products				1,317,500

	Road & Rail – 0.4% (0.3% of Total Investments)

1,000	Avis Budget Car Rental	2.813%	5/15/14	B	972,500

	Specialty Retail – 0.0% (0.0% of Total Investments)

480	Local Insight Regatta Holdings	11.000%	12/01/17	Caa3	3,600

$19,780	Total Corporate Bonds (cost $17,669,096)				18,361,100

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 9.9% (7.3% of Total Investments)

$22,862	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/11, repurchase price $22,861,947, collateralized by $22,975,000 U.S. Treasury Notes, 1.125%, due 12/15/12, value $23,319,625	0.010%	5/02/11		$22,861,928

	Total Short–Term Investments (cost $22,861,928)				22,861,928

	Total Investments (cost $313,318,007) - 135.5%				312,908,006

	Borrowings — (32.0)% (8), (9)				(73,950,000)

	Other Assets Less Liabilities — (3.5)% (10)				(7,968,212)

	Net Assets Applicable to Common Shares – 100%				$230,989,794

Investments in Derivatives
Swaps outstanding at April 30, 2011:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation)

Goldman Sachs	$18,487,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/11	4/20/14	$(64,728)
Goldman Sachs	18,487,500	Receive	1-Month USD-LIBOR	0.344	Monthly	4/20/11	4/20/12	(7,405)
Morgan Stanley	18,487,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/11	4/20/16	(115,422)

								$(187,555)

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Variable Rate Senior Loan Interests	$—	$259,754,868	$—	$259,754,868
Common Stocks*	2,911,457	7,713,653	—	10,625,110
Convertible Bonds	—	1,305,000	—	1,305,000
Corporate Bonds	—	18,361,100	—	18,361,100
Short-Term Investments	—	22,861,928	—	22,861,928
Derivatives:
Interest Rate Swaps**	—	(187,555)	—	(187,555)

Total	$2,911,457	$309,808,994	$—	$312,720,451

*    Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**   Represents net unrealized appreciation (depreciation).
During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Interest Rate	Swaps	Unrealized appreciation on swaps*	$—	Unrealized depreciation on swaps*	$187,555

*    Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolios of Investments.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2011, the cost of investments, as determined on a federal income tax basis, was $313,348,188.
Gross unrealized appreciation and gross unrealized depreciation of investments, as determined on a federal income tax basis, at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$12,700,360
Depreciation	(13,140,542)

Net unrealized appreciation (depreciation) of investments	$(440,182)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(8)	Borrowings as a percentage of Total Investments is 23.6%.

(9)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

(10)	Other Assets Less Liabilities includes the Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2011